12. FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Financial Assets And Liabilities Abstract
FINANCIAL ASSETS AND LIABILITIES

NOTE 12: FINANCIAL ASSETS AND LIABILITIES

12.1 Financial assets at amortized cost

	12.31.2020	12.31.2019
Non-current
Public securities (1)	-	18
Term deposit	100	-
Total non-current	100	18

Current
Public securities (1)	25	54
Total current	25	54

(1)	The public securities were received in accordance with the mechanism set forth by SGE Resolution No. 54/19 for the settlement of receivables under Natural Gas Surplus Injection Promotion Programs. See Note 2.4.3.1.

12.2 Financial assets at fair value through profit and loss

	12.31.2020	12.31.2019
Non-current
Shares	11	11
Total non-current	11	11

Current
Government securities	204	113
Shares	29	8
Investment funds	92	244
Total current	325	365

12.3 Trade and other receivables

	Note	12.31.2020	12.31.2019
Non-Current
Receivables from oil and gas sales		-	8
Trade receivables, net		-	8

Non-Current
Tax credits		5	3
Related parties	17	29	53
Prepaid expenses		-	1
Credit with RDSA		-	35
Allowance for doubtful accounts		-	(35)
Other		9	14
Other receivables, net		43	71

Total non-current		43	79

	Note	12.31.2020	12.31.2019
Current
Receivables from energy distribution sales		-	226
Receivables from MAT		15	17
CAMMESA		178	168
Receivables from oil and gas sales		23	48
Receivables from petrochemistry sales		39	54
Related parties	17	4	6
Government of the PBA and CABA by Social Rate		-	4
Other		4	10
Allowance for doubtful accounts		(16)	(33)
Trade receivables, net		247	500

Current
Tax credits		5	10
Advances to suppliers		-	-
Related parties	17	41	8
Prepaid expenses		4	2
Receivables for non-electrical activities		5	11
Financial credit		4	5
Guarantee deposits		3	5
Contractual penalty to collect		3	-
Insurance to recover		6	-
Expenses to be recovered		7	10
Credits for the sale of property, plant and equipment		-	1
Credit with RDSA		-	1
Other		16	14
Allowance for other receivables		-	(6)
Other receivables, net		94	61

Total current		341	561

Due to the short-term nature of trade and other receivables, its book value is not considered to differ from its fair value. For non-current trade and other receivables, fair values do not significantly differ from book values.

The movements in the allowance for the impairment of trade receivables are as follows:

	Note	12.31.2020	12.31.2019	12.31.2018
At the beginning	###	68	34	26
Allowance for impairment		63	58	34
Utilizations		(7)	(13)	(10)
Reversal of unused amounts		(3)	(2)	(1)
Exchange differences on translation		(2)	(1)	-
Gain on monetary position, net		(28)	(8)	(15)
Reclasification to assets clasified as held for sales		(75)	-	-
At the end of the year		16	68	34

The movements in the allowance for the impairment of other receivables are as follows:

	Note	12.31.2020	12.31.2019	12.31.2018
At the beginning	-	6	8	6
Allowance for impairment		2	1	7
Gain on monetary position, net		-	(1)	(3)
Reversal of unused amounts		(7)	(2)	(2)
Reclasification to assets clasified as held for sales		(1)	-	-
At the end of the year		-	6	8

12.4 Cash and cash equivalents

	12.31.2020	12.31.2019
Banks	70	57
Investment funds	71	4
Time deposits	-	164
Total	141	225

12.5 Borrowings

	Note	12.31.2020	12.31.2019
Non-Current
Financial borrowings		75	161
Corporate bonds (1)		1,297	1,603
		1,372	1,764

Current
Bank overdrafts		37	-
Financial borrowings		88	137
Corporate bonds		117	32
Related parties	17	-	14
		242	183
Total		1,614	1,947

(1)	Net of repurchase of own ONs

As of December 31, 2020 and 2019, the fair values of the Company’s Corporate Bonds amount approximately to US$ 1,309 million and US$ 1,436 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s corporate notes at the end of each year (fair value level 1).

The carrying amounts of short-term borrowings approximate their fair value due to their short-term maturity.

The other long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness

The movements in the borrowings are as follows:

	Note	12.31.2020	12.31.2019	12.31.2018
At the beginning		1,947	2,177	1,683
Proceeds from borrowings		353	556	245
Payment of borrowings		(300)	(550)	(240)
Accrued interest		176	185	179
Payment of borrowings' interests		(201)	(148)	(133)
Net foreign currency exchange difference		(18)	50	1,244
Results for the repurchase of corporate bonds	12.5.2	(43)	(27)	(2)
Costs capitalized in property, plant and equipment	11.1	10	17	8
Decrease through offsetting with trade receivables		-	(135)	-
Cancellation through dividend compensation		(12)	-	-
Gain on monetary position, net		(43)	(87)	(794)
Repurchase and redemption of corporate bonds		(155)	(91)	(13)
Reclasification liabilities associated to assets classified as held for sale		(100)	-	-
At the end of the year		1,614	1,947	2,177

12.5.1 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2020

Corporate bonds(1)

Serie 6 CB (2)	PAMPA		$76	Variable	Badlar + 2.5%	Aug-21	77
T Series CB (3)	PAMPA	US$	389	Fixed	7.38%	Jul-23	399
Class 1 CB (3)	PAMPA	US$	636	Fixed	7.50%	Jan-27	647
Serie 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	291
							1,414
Financial loans (4)

	PAMPA		$18	Fixed	33%	Apr-21	19
	PAMPA		$57	Variable	Badlar + 7%	may-21	61
	PAMPA	US$	31	Variable	Libor + 4.21%	May-24	31
							111
Other financial operations (5)

	PAMPA	US$	2	Variable	Libor	Jul-21	2
	PAMPA	US$	50	Variable	Libor	Aug-23	50
							52
Bank overdrafts

	PAMPA		$36	Fixed	Between 30% and 34%	Jan-21	37

							1,614

(1)	In the months of July, October and November 2020, the Company paid at maturity Class 4, Class 5 and Series E CBs, the first two issued on April 30, 2020, for a face value of $ 1,238 million, $ 565 million and $ 575 million at a Badlar rate +3%, Badlar rate + 5% and Badlar rate + 0%, respectively.

(2)	Issued on July 29, 2020.

(3)	During the fiscal year ended December 31, 2020, the Company and its subsidiaries acquired Series T and Class 1 corporate bonds at their respective market values for a face value of US$ 148 million; therefore, the Company recorded profits for US$ 38 million, which are disclosed in the “Gain (Loss) on the repurchase of corporate bonds” line item under Other financial results. As of December 31, 2020, the Company, through its subsidiaries, held in its portfolio: Series T and Class I CBs for a face value of US$ 35 million and US$ 11 million, respectively.

(4)	During the fiscal year ended December 31, 2020, the Company took on new financing with domestic financial entities, net of cancellations and early cancellations, for a total $1,600 million, and paid at maturity financing loans in the amount of US$ 92 million.

(5)	On October 2, 2020, the Company was granted a credit facility for up to US$50 million at Libor rate plus 0.0%, which is secured by a Total Return Swap, the underlying asset of which is own CBs held in treasury by the Company for a total amount of US$185.9 million. Any disbursement requested by the Company under this agreement should be secured with term deposits held in BNP by the Company, and the owed principal may not exceed 95% of these funds. The cash flow generated by the assigned assets may be destined to: i) the extension of the above-mentioned credit facility; and/or ii) the cancellation of expenses, interest and/or disbursements. It is worth highlighting that BNP is not empowered to dispose of the Total Return Swap’s underlying asset, and may only use it to a limited extent to guarantee certain transactions, but may under no circumstances lose its condition as asset holder. The Company may cancel the agreement at any time, in whole or in part, without incurring any penalty, with no other requirement than the giving of notice by a reliable means or automatically in case any of the events of default stipulated in the agreement is verified. Finally, at the transaction’s maturity date, the counterparty should return to the Company the Total Return Swap’s underlying asset and any associated cash flow. The Company has received disbursements in the amount of US$ 51.5 million under certain credit facilities with BNP.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2019

Corporate bonds(1)

2022 CB	Edenor	US$	166	Fixed	9.75%	2022	139
Class E CB	PAMPA		$575	Fixed	Badlar	Nov-20	10
Class 1 CB (1)	PAMPA	US$	687	Fixed	7.50%	Jan-27	698
T Series CB (1)	PAMPA	US$	487	Fixed	7.38%	Jul-23	497
Serie 3 CB (1)	PAMPA	US$	293	Fixed	9.13%	Apr-29	291
							1,635
Financial loans(2)
	PAMPA	US$	84	Fixed	Between 4.25% and 7.65%	Jan-2020 to May-2020	88
	PAMPA	US$	39	Variable	4.21% + Libor	May-2024	39
	PAMPA		$7,775	Fixed	Between 40% and 44.14%	Apr-2021 to Apr-2024	146
Related parties							273

	PAMPA	US$	13	Fixed	6.00%	2020	14
Financial loans
	Edenor	US$	1,885	Fixed	Libor + 4.27%	Oct-20	25
							25
							1,947

(1)	During the fiscal year ended December 31, 2019, the Company acquired own corporate bonds at their respective market values for a face value of US$ 62 million; therefore, the Company recorded consolidated profits for US$ 25 million, which are disclosed in the “Gain (Loss) on the repurchase of corporate bonds” line item under Other financial results.

As of the closing of fiscal year 2019, Pampa held in its portfolio: Series T Corporate Bonds for a face value of US$ 14 million, Series 1 Corporate Bonds for a face value of US$ 63 million and Series 3 Corporate Bonds for US$ 7 million, the latter issued on July 10, 2019.

(2)	During the fiscal year ended December 31, 2019, the Company canceled banking debt (including pre-export finance facilities) for US$ 420 million and $ 550 million, and took on new debt for US$ 25 million and $ 8,349 million.

12.6. Trade and other payables

	Note	12.31.2020	12.31.2019
Non-Current
Customer contributions		-	3
Customer guarantees		-	4
Trade payables		-	7

ENRE Penalties and discounts		-	64
Compensation agreements		6	7
Lease liability		10	12
Other payables		16	83
Total non-current		16	90

Current
Suppliers		92	212
CAMMESA		-	155
Customer contributions		-	1
Customer advances		2	7
Related parties	17	5	8
Trade payables		99	383

ENRE Penalties and discounts		-	57
Related parties	17	-	5
Compensation agreements		1	3
Payment agreements with ENRE		-	1
Lease liability		2	4
Advances received for sales of subsidiary		12	-
Other		2	1
Other payables		17	71

Total current		116	454

Due to the short-term nature of the trade payables and other payables, their carrying amount is considered to be the same as their fair value, except non-current customer contributions.

The fair values of non-current customer contributions as of December 31, 2019 amount to US$ 0.8 million, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a market rate for this type of transactions. This fair value is classified as level 3.

The book value of the compensation agreements approximates their fair value given its valuation characteristics (Note 4.17).

12.7 Financial instruments by category

The following chart presents financial instruments by category:

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	366	3	369	15	384
Financial assets at amortized cost
Term deposit	100	-	100	-	100
Corporate securities	25	-	25	-	25
Financial assets at fair value through profit and loss
Government securities	-	204	204	-	204
Shares	-	40	40	-	40
Investment funds	-	92	92	-	92
Derivative financial instruments	-	-	-	-	-
Cash and cash equivalents	70	71	141	-	141
Total	561	410	971	15	986

Liabilities
Trade and other liabilities	130	-	130	2	132
Borrowings	1,614	-	1,614	-	1,614
Derivative financial instruments	-	-	-	-	-
Total	1,744	-	1,744	2	1,746
As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	622	4	626	14	640
Financial assets at fair value through profit and loss
Government securities	-	113	113	-	113
Shares	-	19	19	-	19
Investment funds	-	244	244	-	244
Derivative financial instruments	-	4	4	-	4
Cash and cash equivalents	221	4	225	-	225
Total	843	388	1,231	14	1,245

Liabilities
Trade and other liabilities	408	7	415	129	544
Borrowings	1,947	-	1,947	-	1,947
Instrumentos financieros derivados	-	3	3	-	3
Total	2,355	10	2,365	129	2,494

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	9	-	9	-	9
Interest expense	(164)	-	(164)	(6)	(170)
Foreign exchange, net	38	(35)	3	11	14
Results from financial instruments at fair value	-	30	30	-	30
Gains (losses) from present value measurement	6	-	6	(4)	2
Other financial results	36	-	36	(5)	31
Total	(75)	(5)	(80)	(4)	(84)
As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	72	3	75	-	75
Interest expense	(163)	-	(163)	(20)	(183)
Foreign exchange, net	5	(14)	(9)	3	(6)
Results from financial instruments at fair value	-	88	88	-	88
Gains (losses) from present value measurement	55	-	55	-	55
Other financial results	32	-	32	2	34
Total	1	77	78	(15)	63
As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	76	5	81	-	81
Interest expense	(157)	-	(157)	(22)	(179)
Foreign exchange, net	(719)	23	(696)	(84)	(780)
Results from financial instruments at fair value	-	44	44	-	44
Gains (losses) from present value measurement	(74)	-	(74)	-	(74)
Other financial results	(1)	-	(1)	(2)	(3)
Total	(875)	72	(803)	(108)	(911)

12.8 Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	204	-	-	204
Shares	29	-	11	40
Investment funds	92	-	-	92
Cash and cash equivalents
Investment funds	71	-	-	71
Other receivables	72	-	-	72
Total assets	468	-	11	479
As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	113	-	-	113
Shares	8	-	11	19
Investment funds	244	-	-	244
Cash and cash equivalents
Investment funds	4	-	-	4
Derivative financial instruments	-	4	-	4
Other receivables	4	-	-	4
Total assets	373	4	11	388

Liabilities
Derivative financial instruments	-	3	-	3
Trade and other liabilities	-	7	-	7
Total liabilities	-	10	-	10

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value with changes in income, classified as Level 2 and 3, are detailed below:

- Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.

- Shares: they were determined based on Income approach through the Indirect Cash Flow method (net present value of expected future cash flows) and the discount rates used were estimated taking the WAAC rate as a parameter.